Information About Non-controlling Interests - Summary of Changes in Accumulated Non-controlling Interests (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the beginning of the year	₩ 1,539,989
Profit or loss allocated to non-controlling interests	102,517	₩ 45,367	₩ 50,165
Accumulated non-controlling interests at the end of the year	₩ 1,590,625	₩ 1,539,989
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	49.70%	49.70%	49.70%
Accumulated non-controlling interests at the beginning of the year	₩ 388,900	₩ 375,906	₩ 374,150
Profit or loss allocated to non-controlling interests	24,795	22,171	10,029
Dividend paid to non-controlling interests	(8,279)	(8,279)	(8,279)
Others	5,279	(898)	6
Accumulated non-controlling interests at the end of the year	₩ 410,695	₩ 388,900	₩ 375,906
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	30.50%	30.50%	30.50%
Accumulated non-controlling interests at the beginning of the year	₩ 411,826	₩ 417,475	₩ 345,547
Profit or loss allocated to non-controlling interests	34,496	9,899	37,795
Dividend paid to non-controlling interests	(6,434)	(22,787)	(18,900)
Others	59,040	7,239	53,033
Accumulated non-controlling interests at the end of the year	498,928	₩ 411,826	₩ 417,475
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)		55.20%	55.20%
Accumulated non-controlling interests at the beginning of the year	55,747	₩ 54,276	₩ 52,865
Profit or loss allocated to non-controlling interests		2,151	1,751
Dividend paid to non-controlling interests		(478)
Others		(202)	(340)
Accumulated non-controlling interests at the end of the year		₩ 55,747	₩ 54,276
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)		32.90%	32.90%
Accumulated non-controlling interests at the beginning of the year	50,306	₩ 54,709	₩ 52,336
Profit or loss allocated to non-controlling interests		(1,840)	1,720
Others		(2,563)	653
Accumulated non-controlling interests at the end of the year		₩ 50,306	₩ 54,709
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)		13.20%	13.20%
Accumulated non-controlling interests at the beginning of the year	₩ 3,594	₩ 3,650	₩ 103,357
Profit or loss allocated to non-controlling interests		152	(588)
Others		(208)	(99,119)
Accumulated non-controlling interests at the end of the year		3,594	₩ 3,650
KTIS Corporation [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	68.60%
Accumulated non-controlling interests at the beginning of the year	₩ 120,071
Profit or loss allocated to non-controlling interests	17,715
Dividend paid to non-controlling interests	(1,837)
Others	(709)
Accumulated non-controlling interests at the end of the year	₩ 135,240	120,071
KTCS Corporation [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	67.80%
Accumulated non-controlling interests at the beginning of the year	₩ 129,502
Profit or loss allocated to non-controlling interests	21,394
Dividend paid to non-controlling interests	(2,211)
Others	(3,574)
Accumulated non-controlling interests at the end of the year	₩ 145,111	129,502
Nasmedia Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	56.00%
Accumulated non-controlling interests at the beginning of the year	₩ 112,549
Profit or loss allocated to non-controlling interests	15,185
Dividend paid to non-controlling interests	(3,808)
Others	255
Accumulated non-controlling interests at the end of the year	₩ 124,181	₩ 112,549